Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

NOTE 9 - SUBSEQUENT EVENTS:

On May 18, 2020, the Company allotted in a private issuance a total of 2,066,116 units at a purchase price of USD $0.968 per unit.

Each unit was comprised of two shares of common stock par value US$0.001 per share, one Warrant A (defined below) and two Warrants B (defined below).

Each Warrant A is exercisable into one share of common stock of the Company at an exercise price of USD 0.595 per share during the 18 month period following the allotment.

Each Warrant B is exercisable into one share of common stock of the Company at an exercise price of USD 0.893 per share during the 24 month period following the allotment.

The immediate proceeds (gross) from the issuance of all securities offered amounted to approximately USD 2 million.

NOTE 13 - SUBSEQUENT EVENTS:

a.	On March 3, 2020, the Company allotted in a private issuance a total of 979,754 units at a purchase price of USD $0.968 per unit.

Each unit was comprised of two shares of common stock par value US$0.001 per share, one Warrant A (defined below) and two Warrants B (defined below).

Each Warrant A is exercisable into one share of common stock of the Company at an exercise price of USD 0.595 per share during the 12 month period following the allotment.

Each Warrant B is exercisable into one share of common stock of the Company at an exercise price of USD 0.893 per share during the 18 month period following the allotment.

The immediate proceeds (gross) from the issuance of all securities offered amounted to approximately USD 948 thousands.

b.	In February 2020, the Company’s Board of Directors approved the 2020 Share Incentive Plan (the “Plan”). The Plan initially included a pool of 5,228,007 shares of common stock for grant to Company employees, consultants, directors and other service providers.

The Plan is designed to enable the Company to grant options to purchase ordinary shares and RSUs under various and different tax regimes including, without limitation: (i) pursuant and subject to Section 102 of the Israeli Tax Ordinance or any provision which may amend or replace it and any regulations, rules, orders or procedures promulgated thereunder and to designate them as either grants made through a trustee or not through a trustee; and (ii) pursuant and subject to Section 3(i) of the Israeli Tax Ordinance.

On March 19, 2020 the Company granted 4,367,515 options pursuant to the Plan. Each option is convertible into one share of common stock of the Company of $0.001 par value at the exercise price of $0.29. For a discussion of options granted to related parties, see Note 8g.

c.	On March 15, 2020, the Company’s Board of Directors approved, among other things: (i) an increase to the Company’s option pool pursuant to the Plan by an additional 576,888 shares of Common Stock for future grants to employees, consultants, directors and other service providers of the Company; (ii) a quarterly fee of $4,000 payable to each of the Company’s directors, excluding Professor Benad Goldwasser; and (iii) the allotment of options to purchase 576,888 shares of Common Stock of the Company to each of the Company’s directors, excluding Professor Benad Goldwasser. Each option granted to the Company’s directors is convertible into one share of Common Stock at an exercise price of $0.29.